UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund

(Investor Class: WCMRX)

(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund

(Investor Class: WFEMX)

(Institutional Class: WCMEX)

WCM Focused Global Growth Fund

(Investor Class: WFGGX)

(Institutional Class: WCMGX)

WCM International Small Cap Growth Fund

(Institutional Class: WCMSX)

SEMI-ANNUAL REPORT

OCTOBER 31, 2018

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	27
Notes to Financial Statements	34
Expense Examples	49

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.3%
	AUSTRALIA — 4.5%
2,086,484	CSL Ltd.	$278,545,688

	BRAZIL — 1.5%
5,374,288	Raia Drogasil S.A.	90,719,541

	CANADA — 9.3%
1,341,886	Canadian Pacific Railway Ltd.	275,086,630
3,173,115	Dollarama, Inc.	87,757,780
1,530,870	Shopify, Inc.*	211,489,690
		574,334,100
	CHINA — 2.3%
4,093,300	Tencent Holdings Ltd.	140,232,533

	DENMARK — 3.3%
2,036,039	Chr Hansen Holding A/S	205,522,016

	FRANCE — 9.1%
1,093,752	EssilorLuxottica S.A.	149,380,458
748,346	LVMH Moet Hennessy Louis Vuitton S.E.	227,048,465
1,209,430	Pernod Ricard S.A.	184,418,692
		560,847,615
	GERMANY — 3.6%
936,538	adidas A.G.	220,236,208

	HONG KONG — 3.3%
26,570,600	AIA Group Ltd.	202,122,574

	INDIA — 3.2%
2,249,544	HDFC Bank Ltd. - ADR	200,006,957

	IRELAND — 8.9%
1,680,478	Accenture PLC - Class A	264,876,942
1,354,971	ICON PLC*	187,094,396
1,143,686	Ryanair Holdings PLC - ADR*	94,697,201
		546,668,539
	ITALY — 2.0%
1,940,140	Luxottica Group S.p.A.	121,845,143

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 8.0%
812,500	FANUC Corp.	$141,348,239
476,140	Keyence Corp.	232,603,824
1,730,850	Sysmex Corp.	121,401,032
		495,353,095
	MEXICO — 2.6%
62,630,723	Wal-Mart de Mexico S.A.B. de C.V.	159,958,348

	NETHERLANDS — 1.9%
1,367,589	Core Laboratories N.V.	116,573,286

	SPAIN — 3.2%
1,693,965	Amadeus IT Group S.A.	136,403,610
2,143,204	Industria de Diseno Textil S.A.	60,404,660
		196,808,270
	SWEDEN — 4.6%
4,510,869	Atlas Copco A.B. - A Shares	111,516,044
3,486,040	Hexagon A.B. - B Shares	170,618,520
		282,134,564
	SWITZERLAND — 9.2%
1,708,917	Chubb Ltd.	213,460,823
2,686,766	Nestle S.A.	226,813,787
1,016,245	Sika A.G.	130,299,015
		570,573,625
	TAIWAN — 3.5%
5,686,081	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	216,639,686

	UNITED KINGDOM — 7.1%
10,303,491	Compass Group PLC	202,644,542
10,191,915	Experian PLC	234,390,597
		437,035,139
	UNITED STATES — 3.2%
360,952	Mettler-Toledo International, Inc.*	197,375,773
	TOTAL COMMON STOCKS (Cost $5,304,533,841)	5,813,532,700

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.6%
$346,143,274	UMB Money Market II Special, 1.97%[1]	$346,143,274
	TOTAL SHORT-TERM INVESTMENTS (Cost $346,143,274)	346,143,274

	TOTAL INVESTMENTS — 99.9% (Cost $5,650,677,115)	6,159,675,974

	Other Assets in Excess of Liabilities — 0.1%	9,219,537
	TOTAL NET ASSETS — 100.0%	$6,168,895,511

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	16.1%
Consumer Staples	15.5%
Health Care	15.2%
Industrials	15.1%
Consumer Discretionary	15.0%
Financials	10.0%
Communications	3.4%
Materials	2.1%
Energy	1.9%
Total Common Stocks	94.3%
Short-Term Investments	5.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.5%
	ARGENTINA — 4.6%
10,829	Globant S.A.*	$557,477
4,940	MercadoLibre, Inc.	1,603,030
		2,160,507
	BRAZIL — 5.5%
66,500	Lojas Renner S.A.	671,879
28,995	Pagseguro Digital Ltd. - Class A*	782,575
59,781	Raia Drogasil S.A.	1,009,121
3,581	StoneCo Ltd. - Class A*	102,739
		2,566,314
	CHINA — 23.6%
17,211	Alibaba Group Holding Ltd. - ADR*	2,448,781
150,574	ANTA Sports Products Ltd.	621,647
81,367	China International Travel Service Corp. Ltd. - Class A	630,014
84,200	Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	294,488
68,600	Hangzhou Tigermed Consulting Co., Ltd. - Class A	421,902
91,500	Hengan International Group Co., Ltd.	727,363
161,500	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	514,370
1,024,000	Kingdee International Software Group Co., Ltd.	839,740
66,000	Shenzhou International Group Holdings Ltd.	731,711
72,600	Tencent Holdings Ltd.	2,487,207
382,000	TravelSky Technology Ltd. - Class H	927,945
7,150	YY, Inc. - ADR*	456,885
		11,102,053
	CZECH REPUBLIC — 1.5%
18,424	Komercni banka A.S.	699,165

	HONG KONG — 4.9%
228,356	AIA Group Ltd.	1,737,104
194,000	China Mengniu Dairy Co., Ltd.*	574,020
		2,311,124
	INDIA — 9.9%
30,352	Asian Paints Ltd.	505,181
1,609	Eicher Motors Ltd.	476,555
52,070	Godrej Consumer Products Ltd.	511,513
22,261	HDFC Bank Ltd. - ADR	1,979,226
64,161	Syngene International Ltd.[1]	501,485
74,427	UPL Ltd.	678,907
		4,652,867

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA — 2.4%
4,887,595	Kalbe Farma Tbk P.T.	$440,837
26,534	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	668,657
		1,109,494
	MEXICO — 7.1%
489,361	Becle S.A.B. de C.V.	601,062
79,522	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	416,101
4,820	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	795,396
144,164	Regional S.A.B. de C.V.	702,109
330,784	Wal-Mart de Mexico S.A.B. de C.V.	844,820
		3,359,488
	PERU — 1.8%
3,666	Credicorp Ltd.	827,453

	RUSSIA — 4.4%
68,577	Yandex N.V. - Class A*	2,066,225

	SOUTH AFRICA — 3.5%
11,740	Capitec Bank Holdings Ltd.	788,691
66,500	Clicks Group Ltd.	847,449
		1,636,140
	SOUTH KOREA — 4.9%
4,945	Cafe24 Corp.*	483,089
17,545	Douzone Bizon Co., Ltd.	670,584
1,427	Samsung Biologics Co., Ltd.*,1	488,433
18,255	Samsung Electronics Co., Ltd.	683,390
		2,325,496
	SPAIN — 1.3%
301,838	Prosegur Cash S.A.[1]	597,898

	SWITZERLAND — 2.1%
30,749	Wizz Air Holdings Plc*,1	1,008,472

	TAIWAN — 8.2%
87,000	Airtac International Group	750,568
81,979	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,123,400
		3,873,968

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 1.1%
244,200	CP ALL PCL	$496,140

	TURKEY — 0.4%
63,387	Arcelik A.S.	176,301

	UNITED ARAB EMIRATES — 2.6%
26,607	NMC Health PLC	1,199,621

	VIETNAM — 0.7%
65,238	Vietnam Dairy Products JSC	325,488
	TOTAL COMMON STOCKS (Cost $41,963,343)	42,494,214

Principal Amount
	SHORT-TERM INVESTMENTS — 9.3%
$4,376,805	UMB Money Market II Special, 1.97%[2]	4,376,805
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,376,805)	4,376,805

	TOTAL INVESTMENTS — 99.8% (Cost $46,340,148)	46,871,019

	Other Assets in Excess of Liabilities — 0.2%	85,564
	TOTAL NET ASSETS — 100.0%	$46,956,583

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,596,288, which represents 5.53% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

Summary of Investments

As of October 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.6%
Consumer Discretionary	18.1%
Financials	16.0%
Consumer Staples	13.8%
Communications	7.8%
Health Care	6.5%
Industrials	5.2%
Materials	2.5%
Total Common Stocks	90.5%
Short-Term Investments	9.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 84.4%
	ARGENTINA — 3.0%
6,842	MercadoLibre, Inc.	$2,220,229

	CANADA — 6.0%
27,761	Canadian National Railway Co.	2,373,011
15,341	Shopify, Inc.*	2,119,359
		4,492,370
	CHINA — 0.8%
17,700	Tencent Holdings Ltd.	606,385

	FRANCE — 2.2%
4,454	EssilorLuxottica S.A.	608,310
6,780	Pernod Ricard S.A.	1,033,842
		1,642,152
	GERMANY — 1.3%
11,720	Symrise A.G.	981,735

	HONG KONG — 1.2%
121,000	AIA Group Ltd.	920,447

	INDIA — 3.0%
25,678	HDFC Bank Ltd. - ADR	2,283,031

	JAPAN — 1.4%
2,100	Keyence Corp.	1,025,892

	NETHERLANDS — 0.3%
311	Adyen N.V.*,1	201,169

	SWEDEN — 0.7%
20,289	Atlas Copco A.B. - A Shares	501,577

	SWITZERLAND — 2.2%
13,231	Chubb Ltd.	1,652,684

	TAIWAN — 2.8%
56,233	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,142,477

	UNITED KINGDOM — 4.5%
42,364	Compass Group PLC	833,196

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
23,280	STERIS PLC	$2,544,737
		3,377,933
	UNITED STATES — 55.0%
21,940	Activision Blizzard, Inc.	1,514,957
22,219	Agilent Technologies, Inc.	1,439,569
1,271	Amazon.com, Inc.*	2,031,071
27,999	Amphenol Corp. - Class A	2,505,910
76,276	Boston Scientific Corp.*	2,756,615
30,229	Charles Schwab Corp.	1,397,789
10,689	Cooper Cos., Inc.	2,761,075
13,848	Costco Wholesale Corp.	3,166,068
18,859	Crown Castle International Corp. - REIT	2,050,728
15,068	Ecolab, Inc.	2,307,664
27,658	First Republic Bank	2,516,601
33,290	Graco, Inc.	1,352,573
4,545	Illumina, Inc.*	1,414,177
3,240	Mettler-Toledo International, Inc.*	1,771,697
22,404	Schlumberger Ltd.	1,149,549
3,670	Sherwin-Williams Co.	1,444,035
11,950	Stryker Corp.	1,938,529
20,432	Verisk Analytics, Inc.*	2,448,571
21,602	Visa, Inc. - Class A	2,977,836
22,375	West Pharmaceutical Services, Inc.	2,369,960
		41,314,974
	TOTAL COMMON STOCKS (Cost $62,043,255)	63,363,055

Principal Amount
	SHORT-TERM INVESTMENTS — 55.3%
$41,467,941	UMB Money Market II Special, 1.97%[2]	41,467,941
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,467,941)	41,467,941

	TOTAL INVESTMENTS — 139.7% (Cost $103,511,196)	104,830,996

	Liabilities in Excess of Other Assets — (39.7)%	(29,781,377)
	TOTAL NET ASSETS — 100.0%	$75,049,619

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $201,169, which represents 0.27% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	23.5%
Financials	18.7%
Industrials	10.3%
Consumer Discretionary	9.9%
Technology	8.9%
Consumer Staples	5.6%
Materials	3.2%
Communications	2.8%
Energy	1.5%
Total Common Stocks	84.4%
Short-Term Investments	55.3%
Total Investments	139.7%
Liabilities in Excess of Other Assets	(39.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 94.8%
	Australia – 4.4%
21,911	Afterpay Touch Group Ltd.*	$195,308
18,665	Bellamy's Australia Ltd.*	96,090
25,614	Netwealth Group Ltd.	127,631
		419,029
	Brazil – 1.2%
6,600	Raia Drogasil S.A.	111,410

	Canada – 4.3%
7,912	CAE, Inc.	139,549
4,500	Descartes Systems Group, Inc.*	137,683
2,023	Kinaxis, Inc.*	136,578
		413,810
	China – 3.5%
15,700	Hangzhou Tigermed Consulting Co., Ltd. - Class A	96,558
130,000	Kingdee International Software Group Co., Ltd.	106,608
41,000	Vitasoy International Holdings Ltd.	130,703
		333,869
	Denmark – 2.0%
2,436	SimCorp A/S	187,560

	Germany – 8.4%
1,891	Aumann A.G.[1]	93,003
2,528	Delivery Hero S.E.*1	101,789
6,034	Evotec A.G.*	118,939
2,979	Isra Vision A.G.	127,784
744	Nemetschek S.E.	97,803
6,948	RIB Software S.E.	119,909
449	XING S.E.	134,998
		794,225
	India – 1.5%
18,246	Syngene International Ltd.[1]	142,611

	Ireland – 3.2%
1,266	ICON PLC*	174,809
7,300	Keywords Studios PLC	127,825
		302,634
	Italy – 3.0%
12,445	Brembo S.p.A.	137,775

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	ITALY (Continued)
4,964	Interpump Group S.p.A.	$143,209
		280,984
	Japan – 18.4%
4,700	Asahi Intecc Co., Ltd.	192,485
5,150	en-japan, Inc.	205,419
2,360	GMO Payment Gateway, Inc.	114,333
4,435	Harmonic Drive Systems, Inc.	134,821
11,200	Japan Material Co., Ltd.	131,575
4,500	Mercari, Inc.*	114,547
5,540	MonotaRO Co., Ltd.	122,138
7,800	Nihon M&A Center, Inc.	186,906
3,875	Pigeon Corp.	163,883
7,800	Rakus Co., Ltd.	143,170
7,450	Seed Co., Ltd.	115,093
5,825	Yume No. Machi Souzou Iinkai Co., Ltd.	121,676
		1,746,046
	Jersey – 1.2%
15,536	Sanne Group PLC	111,198

	Mexico – 1.1%
20,700	Regional S.A.B. de C.V.	100,813

	Netherlands – 2.6%
2,348	Shop Apotheke Europe N.V.*1	119,406
2,142	Takeaway.com N.V.*1	126,157
		245,563
	South Korea – 5.1%
1,357	Cafe24 Corp.*	132,568
1,669	Dentium Co., Ltd.	106,043
3,802	Douzone Bizon Co., Ltd.	145,316
254	Medy-Tox, Inc.	104,056
		487,983
	Sweden – 11.4%
4,569	Avanza Bank Holding A.B.	244,322
9,735	Beijer Ref A.B.	153,743
13,167	Biotage A.B.	172,543
4,173	Cellavision A.B.	116,569
5,879	Indutrade A.B.	141,116
14,729	Medicover A.B.*	131,497
8,162	Vitrolife A.B.	120,896
		1,080,686

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	Switzerland – 6.9%
217	dormakaba Holding A.G. *	$156,545
677	Tecan Group A.G.	152,715
1,663	VAT Group A.G.*1	166,861
5,606	Wizz Air Holdings PLC*1	183,860
		659,981
	Taiwan – 2.7%
16,200	Airtac International Group	139,761
16,067	Sunny Friend Environmental Technology Co., Ltd.	116,024
		255,785
	United Kingdom – 13.6%
7,942	Abcam PLC	121,739
4,261	accesso Technology Group PLC*	110,431
3,422	ASOS PLC*	238,380
6,359	Frontier Developments PLC*	79,813
19,446	GB Group PLC	125,673
7,504	Halma PLC	127,338
13,748	Just Eat PLC*	106,644
12,118	Ocado Group PLC*	132,256
1,859	Spirax-Sarco Engineering PLC	153,543
34,846	Team17 Group PLC*	100,209
		1,296,026
	United States – 0.3%
392	Elastic N.V.*	26,656
	TOTAL COMMON STOCKS (Cost $9,639,541)	8,996,869
	EQUITY CERTIFICATES – 1.5%
7,400	Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A*3	140,666
	TOTAL EQUITY CERTIFICATES (Cost $178,960)	140,666

Principal Amount
	Short-Term Investments – 4.3%
$407,104	UMB Money Market II Special, 1.97%[2]	407,104
	Total Short-Term Investments (Cost $407,104)	407,104

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS – 100.6% (Cost $10,225,605)	$9,544,639
	Liabilities in Excess of Other Assets – (0.6)%	(56,976)
	Total Net Assets – 100.0%	$9,487,663

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $933,687 which represents 9.8% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At October 31, 2018, the value of these restricted securities amounted to $140,666 or 1.5 % of net assets. These restricted securities have not been deemed illiquid.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Additional information on each restricted security is as follows:

Security	Counter-Party	Acquisition Date(s)	Acquisition Costs
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	7/12/18	$76,839
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/3/18	15,867
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/14/18	11,896
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	8/16/18	2,080
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/9/18	2,076
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	10/10/18	70,202

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	19.6%
Industrials	18.9%
Technology	18.6%
Financials	11.4%
Consumer Discretionary	9.6%
Consumer Staples	9.3%
Communications	7.4%
Total Common Stocks	94.8%
Equity Certificates	1.5%
Short-Term Investments	4.3%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2018 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund
Assets:
Investments, at cost	$5,650,677,115	$46,340,148
Foreign currency, at cost	4,135,667	301
Investments, at value	$6,159,675,974	$46,871,019
Foreign currency, at value	4,106,459	301
Receivables:
Fund shares sold	7,494,670	747,300
Dividends and interest	12,341,019	18,761
Due from Advisor	-	31,414
Prepaid expenses	69,892	14,003
Total assets	6,183,688,014	47,682,798

Liabilities:
Payables:
Investment securities purchased	4,149,530	647,347
Fund shares redeemed	4,142,729	745
Advisory fees	4,537,028	-
Shareholder servicing fees (Note 7)	374,115	7,511
Distribution fees (Note 8)	35,757	1,685
Custody fees	514,549	14,860
Fund administration fees	497,105	5,517
Fund accounting fees	171,668	16,753
Transfer agent fees and expenses	128,243	9,151
Shareholder reporting fees	44,302	1,449
Auditing fees	9,200	9,202
Legal Fees	7,567	7,107
Trustees' Deferred Compensation (Note 3)	6,730	1,435
Trustees' fees and expenses	5,375	1,192
Chief Compliance Officer fees	770	730
Accrued other expenses	167,835	1,531
Total liabilities	14,792,503	726,215

Net Assets	$6,168,895,511	$46,956,583

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,415,317,954	$46,841,727
Total distributable earnings (loss)	753,577,557	114,856
Net Assets	$6,168,895,511	$46,956,583

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$162,318,590	$7,820,071
Shares of beneficial interest issued and outstanding	10,877,323	743,806
Net asset value, offering and redemption price per share	$14.92	$10.51

Institutional Class:
Net assets applicable to shares outstanding	$6,006,576,921	$39,136,512
Shares of beneficial interest issued and outstanding	400,378,023	3,708,772
Net asset value, offering and redemption price per share	$15.00	$10.55

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2018 (Unaudited)

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund
Assets:
Investments, at cost	$103,511,196	$10,225,605
Foreign currency, at cost	-	-
Investments, at value	$104,830,996	$9,544,639
Foreign currency, at value	-	-
Receivables:
Fund shares sold	554,687	-
Dividends and interest	25,609	4,695
Due from Advisor	-	-
Prepaid expenses	19,095	10,370
Total assets	105,430,387	9,559,704

Liabilities:
Payables:
Investment securities purchased	30,249,800	-
Fund shares redeemed	69,611	-
Advisory fees	7,224	14,049
Shareholder servicing fees (Note 7)	343	651
Distribution fees (Note 8)	848	-
Custody fees	5,540	12,232
Fund administration fees	9,785	4,169
Fund accounting fees	12,856	14,270
Transfer agent fees and expenses	5,798	5,658
Shareholder reporting fees	1,072	468
Auditing fees	9,200	9,198
Legal Fees	6,170	7,865
Trustees' Deferred Compensation (Note 3)	1,432	1,408
Trustees' fees and expenses	250	957
Chief Compliance Officer fees	839	632
Accrued other expenses	-	484
Total liabilities	30,380,768	72,041

Net Assets	$75,049,619	$9,487,663

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$71,813,730	$9,767,271
Total distributable earnings (loss)	3,235,889	(279,608)
Net Assets	$75,049,619	$9,487,663

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$3,898,273	$-
Shares of beneficial interest issued and outstanding	265,543	-
Net asset value, offering and redemption price per share	$14.68	$-

Institutional Class:
Net assets applicable to shares outstanding	$71,151,346	$9,487,663
Shares of beneficial interest issued and outstanding	4,801,276	675,965
Net asset value, offering and redemption price per share	$14.82	$14.04

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2018 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,335,590 and $28,646, respectively)	$38,465,200	$233,093
Interest	3,249,000	19,035
Total investment income	41,714,200	252,128

Expenses:
Advisory fees	26,390,406	178,906
Shareholder Servicing fees (Note 7)	1,947,990	15,521
Fund administration fees	1,625,763	23,199
Custody fees	720,338	27,218
Fund accounting fees	351,903	33,632
Transfer agent fees and expenses	252,323	16,229
Distribution fees (Note 8)	212,405	11,065
Registration fees	124,452	17,139
Miscellaneous	94,010	3,428
Shareholder reporting fees	81,542	2,722
Legal fees	24,677	9,075
Trustees' fees and expenses	20,090	4,428
Auditing fees	9,200	9,200
Insurance fees	7,458	703
Chief Compliance Officer fees	2,867	2,867

Total expenses	31,865,424	355,332
Advisory fees waived	-	(178,906)
Other expenses absorbed	-	(176,426)
Net expenses	31,865,424	-
Net investment income (loss)	9,848,776	252,128

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	97,677,826	(490,311)
Foreign currency transactions	(271,325)	(9,721)
Net realized gain (loss)	97,406,501	(500,032)
Net change in unrealized appreciation/depreciation on:
Investments	(510,237,263)	(5,913,963)[1]
Foreign currency translations	(74,245)	899
Net change in unrealized appreciation/depreciation	(510,311,508)	(5,913,064)
Net increase from payments by affiliates (Note 3)	-	327
Net realized and unrealized loss	(412,905,007)	(6,412,769)

Net decrease in Net Assets from Operations	$(403,056,231)	$(6,160,641)

[1]	Net of deferred non-U.S. tax decrease of $23,046.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended October 31, 2018 (Unaudited)

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $13,435 and $1,691, respectively)	$196,216	$19,775
Interest	11,900	3,388
Total investment income	208,116	23,163

Expenses:
Advisory fees	160,817	25,034
Shareholder servicing fees (Note 7)	24,366	1,242
Fund administration fees	27,674	20,188
Custody fees	13,665	14,914
Fund accounting fees	28,223	30,224
Transfer agent fees and expenses	13,328	9,565
Distribution fees (Note 8)	4,916	-
Registration fees	14,432	11,090
Miscellaneous	3,403	2,568
Shareholder reporting fees	2,521	182
Legal fees	7,075	8,281
Trustees' fees and expenses	3,428	4,428
Auditing fees	9,200	9,200
Insurance fees	695	668
Chief Compliance Officer fees	2,867	2,867

Total expenses	316,610	140,451
Advisory fees waived	(94,160)	(25,034)
Other expenses absorbed	-	(80,371)
Net expenses	222,450	35,046
Net investment income (loss)	(14,334)	(11,883)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,682,813	193,819
Foreign currency transactions	(578)	674
Net realized gain (loss)	1,682,235	194,493
Net change in unrealized appreciation/depreciation on:
Investments	(1,963,692)	(1,193,419)
Foreign currency translations	73	(26)
Net change in unrealized appreciation/depreciation	(1,963,619)	(1,193,445)
Net increase from payments by affiliates (Note 3)	-	-
Net realized and unrealized loss	(281,384)	(998,952)

Net decrease in Net Assets from Operations	$(295,718)	$(1,010,835)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused International Growth Fund

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Increase in Net Assets from:
Operations:
Net investment income	$9,848,776	$22,264,652
Net realized gain on investments and foreign currency transactions	97,406,501	126,893,349
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(510,311,508)	492,867,674
Net increase (decrease) in net assets resulting from operations	(403,056,231)	642,025,675

Distributions to Shareholders:
Distributions[1]:
Investor class	-
Institutional class	-
Total distributions to shareholders	-
From net investment income:
Investor class		(461,292)
Institutional class		(22,525,811)
From net realized gain:
Investor class		(18,176)
Institutional class		(498,416)
Total distributions to shareholders		(23,503,695)

Capital Transactions:
Net proceeds from shares sold:
Investor class	43,483,488	95,692,323
Institutional class	1,324,450,712	2,007,668,856
Reinvestment of distributions:
Investor class	-	399,315
Institutional class	-	21,116,751
Cost of shares redeemed:
Investor class[2]	(32,151,434)	(78,124,337)
Institutional class[3]	(502,651,349)	(713,596,362)
Net increase in net assets from capital transactions	833,131,417	1,333,156,546

Total increase in net assets	430,075,186	1,951,678,526

Net Assets:
Beginning of period	5,738,820,325	3,787,141,799
End of period[4]	$6,168,895,511	$5,738,820,325

Capital Share Transactions:
Shares sold:
Investor class	2,693,325	6,339,991
Institutional class	81,748,636	130,790,064
Shares reinvested:
Investor class	-	25,913
Institutional class	-	1,365,896
Shares redeemed:
Investor class	(2,024,581)	(4,990,465)
Institutional class	(31,314,906)	(46,115,297)
Net increase in capital share transactions	51,102,474	87,416,102

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fees of $2,298 and $11,678, respectively.
[3]	Net of redemption fees of $12,238 and $105,649, respectively.
[4]	End of year net assets includes accumulated undistributed net investment income of $13,193,102 for the year ended April 30, 2018.The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Emerging Markets Fund
	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$252,128	$317,333
Net realized gain (loss) on investments and foreign currency transactions	(500,032)	1,643,801
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,913,064)	3,447,907
Net increase from payments by affiliates (Note 3)	327	-
Net increase (decrease) in net assets resulting from operations	(6,160,641)	5,409,041

Distributions to Shareholders:
Distributions[1]:
Investor class	-
Institutional class	-
Total distributions to shareholders	-

From net investment income:
Investor class		(63,771)
Institutional class		(155,147)
Total distributions to shareholders		(218,918)

Capital Transactions:
Net proceeds from shares sold:
Investor class	1,074,221	1,373,403
Institutional class	22,248,293	3,731,348
Reinvestment of distributions:
Investor class	-	63,771
Institutional class	-	150,691
Cost of shares redeemed:
Investor class[2]	(779,951)	(892,230)
Institutional class	(626,348)	(5,128,710)
Net increase (decrease) in net assets from capital transactions	21,916,215	(701,727)

Total increase in net assets	15,755,574	4,488,396

Net Assets:
Beginning of period	31,201,009	26,712,613
End of period[3]	$46,956,583	$31,201,009

Capital Share Transactions:
Shares sold:
Investor class	89,597	114,207
Institutional class	1,977,058	304,756
Shares reinvested:
Investor class	-	5,400
Institutional class	-	12,706
Shares redeemed:
Investor class	(65,955)	(75,919)
Institutional class	(52,188)	(448,369)
Net increase (decrease) in capital share transactions	1,948,512	(87,219)

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fees of $463 and $50, respectively.
[3]	End of year net assets includes accumulated undistributed net investment income of $106,149 for the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Global Growth Fund
	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(14,334)	$(5,694)
Net realized gain on investments and foreign currency transactions	1,682,235	614,291
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,963,619)	2,302,014
Net increase (decrease) in net assets resulting from operations	(295,718)	2,910,611

Distributions to Shareholders:
Distributions:[1]
Investor class	-
Institutional class	-
Total distributions to shareholders	-

From net investment income:
Investor class		(8,323)
Institutional class		(47,509)
From net realized gain:
Investor class		(41,156)
Institutional class		(234,915)
Total distributions to shareholders		(331,903)

Capital Transactions:
Net proceeds from shares sold:
Investor class	772,970	1,144,784
Institutional class	47,419,685	24,252,800
Reinvestment of distributions:
Investor class	-	49,479
Institutional class	-	65,323
Cost of shares redeemed:
Investor class[2]	(320,198)	(581,637)
Institutional class[3]	(8,191,567)	(6,130,598)
Net increase in net assets from capital transactions	39,680,890	18,800,151

Total increase in net assets	39,385,172	21,378,859

Net Assets:
Beginning of period	35,664,447	14,285,588
End of period[4]	$75,049,619	$35,664,447

Capital Share Transactions:
Shares sold:
Investor class	49,354	78,690
Institutional class	3,192,486	1,655,119
Shares reinvested:
Investor class	-	3,405
Institutional class	-	4,471
Shares redeemed:
Investor class	(20,499)	(39,710)
Institutional class	(524,730)	(427,023)
Net increase in capital share transactions	2,696,611	1,274,952

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fees of $206 and $203, respectively.
[3]	Net of redemption fees of $44,464 and $86, respectively.
[4]	End of year net assests includes accumulated undistributed net investment income of $0 for the year ended April 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM International Small Cap Growth Fund
	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(11,883)	$(8,344)
Net realized gain on investments and foreign currency transactions	194,493	250,830
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,193,445)	283,203
Net increase (decrease) in net assets resulting from operations	(1,010,835)	525,689

Distributions to Shareholders:
Distributions[1]	-
From net realized gain:
Institutional class		(24,256)
Total distributions to shareholders		(24,256)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	7,994,593	426,200
Reinvestment of distributions:
Institutional class	-	24,256
Cost of shares redeemed:
Institutional class[2]	(200,615)	(2,687)
Net increase in net assets from capital transactions	7,793,978	447,769

Total increase in net assets	6,783,143	949,202

Net Assets:
Beginning of period	2,704,520	1,755,318
End of period[3]	$9,487,663	$2,704,520

Capital Share Transactions:
Shares sold:
Institutional class	506,235	29,713
Shares reinvested:
Institutional class	-	1,790
Shares redeemed:
Institutional class	(13,114)	(187)
Net increase in capital share transactions	493,121	31,316

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fees of $0 and $27, respectively.
[3]	End of year net assets includes accumulated undistributed net investment loss of $(750) for the year ended April 30, 2018.The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.87	$13.84	$12.25	$12.76	$11.83	$10.84
Income from Investment Operations:
Net investment income *	0.01	0.03	0.05	0.05	0.05	0.03
Net realized and unrealized gain (loss)	(0.96)	2.04	1.77	(0.45)	0.92	1.04
Total from investment operations	(0.95)	2.07	1.82	(0.40)	0.97	1.07

Less Distributions:
From net investment income	-	(0.04)	(0.04)	- [1]	- [1]	- [1]
From net realized gain	-	- [1]	(0.19)	(0.11)	(0.04)	(0.08)
Total distributions	-	(0.04)	(0.23)	(0.11)	(0.04)	(0.08)

Redemption fee proceeds	- [1]	- [1]	- [1]	- [1]	- [1]	- [1]

Net asset value, end of period	$14.92	$15.87	$13.84	$12.25	$12.76	$11.83

Total return[2]	(5.99)%[3]	14.98%	15.11%	(3.11)%	8.23%	9.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162,319	$162,025	$122,225	$63,619	$73,267	$55,199

Ratio of expenses to average net assets	1.27%[4]	1.30%	1.27%	1.28%	1.29%	1.33%
Ratio of net investment income to average net assets	0.07%[4]	0.21%	0.41%	0.40%	0.38%	0.22%

Portfolio turnover rate	6%[3]	26%	21%	26%	26%	36%

*	Calculated based on average shares outstanding for the period.
[1]	Amount represents less than $0.01 per share.
[2]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.94	$13.89	$12.29	$12.81	$11.87	$10.88
Income from Investment Operations:
Net investment income*	0.03	0.07	0.08	0.08	0.08	0.05
Net realized and unrealized gain (loss)	(0.97)	2.05	1.77	(0.45)	0.93	1.05
Total from investment operations	(0.94)	2.12	1.85	(0.37)	1.01	1.10

Less Distributions:
From net investment income	-	(0.07)	(0.06)	(0.04)	(0.03)	(0.03)
From net realized gain	-	- [1]	(0.19)	(0.11)	(0.04)	(0.08)
Total distributions	-	(0.07)	(0.25)	(0.15)	(0.07)	(0.11)

Redemption fee proceeds	- [1]	- [1]	- [1]	- [1]	- [1]	- [1]

Net asset value, end of period	$15.00	$15.94	$13.89	$12.29	$12.81	$11.87

Total return[2]	(5.90)%[3]	15.30%	15.38%	(2.91)%	8.51%	10.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,006,577	$5,576,795	$3,664,917	$2,218,130	$1,076,426	$562,861

Ratio of expenses to average net assets	1.02%[4]	1.05%	1.02%	1.03%	1.04%	1.08%
Ratio of net investment income to average net assets	0.32%[4]	0.46%	0.66%	0.64%	0.63%	0.47%

Portfolio turnover rate	6%[3]	26%	21%	26%	26%	36%

*	Calculated based on average shares outstanding for the period.
[1]	Amount represents less than $0.01 per share.
[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,				For the Period June 28, 2013* through April 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.43	$10.28	$9.44	$9.83	$10.26	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.13	0.11	0.07	(0.03)	(0.06)
Net realized and unrealized gain (loss)	(2.00)	2.11	0.80	(0.43)	(0.40)	0.32
Total from investment operations	(1.92)	2.24	0.91	(0.36)	(0.43)	0.26

Less Distributions:
From net investment income	-	(0.09)	(0.07)	(0.03)	-	-
From net realized gain	-	-	-	-	- [2]	-
Total distributions	-	(0.09)	(0.07)	(0.03)	-	-

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	-	-	-

Net increase from payments by affiliates (Note 3)	- [2]	-	-	-	-	-

Net asset value, end of period	$10.51	$12.43	$10.28	$9.44	$9.83	$10.26

Total return[3]	(15.45)%[4]	21.87%	9.71%	(3.69)%	(4.19)%	2.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,820	$8,950	$6,955	$5,671	$5,245	$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%[5]	2.26%	2.59%	3.16%	4.74%	34.74%[5]
After fees waived and expenses absorbed	0.00%[5]	0.00%	0.00%	0.29%	1.65%	1.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.76)%[5]	(1.17)%	(1.47)%	(2.10)%	(3.37)%	(33.77)%[5]
After fees waived and expenses absorbed	1.41%[5]	1.09%	1.12%	0.77%	(0.28)%	(0.68)%[5]
Portfolio turnover rate	13%[4]	47%	50%	49%	37%	19%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,				For the Period June 28, 2013* through April 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.47	$10.32	$9.47	$9.87	$10.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.13	0.11	0.07	- [2]	(0.04)
Net realized and unrealized gain (loss)	(2.00)	2.11	0.81	(0.43)	(0.41)	0.32
Total from investment operations	(1.92)	2.24	0.92	(0.36)	(0.41)	0.28

Less Distributions:
From net investment income	-	(0.09)	(0.07)	(0.04)	-	-
From net realized gain	-	-	-	-	- [2]	-
Total distributions	-	(0.09)	(0.07)	(0.04)	-	-

Net increase from payments by affiliates (Note 3)	- [2]	-	-	-	-	-

Net asset value, end of period	$10.55	$12.47	$10.32	$9.47	$9.87	$10.28

Total return[3]	(15.40)%[4]	21.79%	9.79%	(3.65)%	(3.99)%	2.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,137	$22,251	$19,758	$10,989	$8,532	$1,220

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%[5]	2.01%	2.34%	2.91%	4.49%	34.49%[5]
After fees waived and expenses absorbed	0.00%[5]	0.00%	0.00%	0.24%	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.51)%[5]	(0.92)%	(1.22)%	(1.85)%	(3.12)%	(33.52)%[5]
After fees waived and expenses absorbed	1.41%[5]	1.09%	1.12%	0.82%	(0.03)%	(0.43)%[5]
Portfolio turnover rate	13%[4]	47%	50%	49%	37%	19%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,				For the Period June 28, 2013* through April 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.96	$13.00	$12.80	$12.54	$11.31	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.04)	0.17	0.02	0.01	- [2]
Net realized and unrealized gain (loss)	(0.26)	2.22	1.52	0.29	1.37	1.30
Total from investment operations	(0.28)	2.18	1.69	0.31	1.38	1.30

Less Distributions:
From net investment income	-	(0.04)	(0.25)	-	-	-
From net realized gain	-	(0.18)	(1.25)	(0.05)	(0.15)	-
Total distributions	-	(0.22)	(1.50)	(0.05)	(0.15)	-

Redemption Fee Proceeds[1]	- [2]	- [2]	0.01	- [2]	-	0.01

Net asset value, end of period	$14.68	$14.96	$13.00	$12.80	$12.54	$11.31

Total return[3]	(1.87)%[4]	16.81%	14.40%	2.45%	12.33%	13.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,898	$3,540	$2,526	$345	$122	$119

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.90%[5]	2.29%	5.52%	2.28%	64.67%	119.39%[5]
After fees waived and expenses absorbed	1.40%[5]	1.40%	0.00%	0.83%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.80)%[5]	(1.13)%	(4.22)%	(1.28)%	(63.12)%	(117.84)%[5]
After fees waived and expenses absorbed	(0.30)%[5]	(0.24)%	1.30%	0.17%	0.05%	0.05%[5]
Portfolio turnover rate	35%[4]	38%	46%	233%	42%	97%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,				For the Period June 28, 2013* through April 30,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$15.06	$13.05	$12.85	$12.57	$11.33	$10.00
Income from Investment Operations:
Net investment income[1]	-	- [2]	0.16	0.04	0.10	0.03
Net realized and unrealized gain (loss)	(0.26)	2.23	1.55	0.29	1.31	1.30
Total from investment operations	(0.26)	2.23	1.71	0.33	1.41	1.33

Less Distributions:
From net investment income	-	(0.04)	(0.26)	-	(0.02)	-
From net realized gain	-	(0.18)	(1.25)	(0.05)	(0.15)	-
Total distributions	-	(0.22)	(1.51)	(0.05)	(0.17)	-

Redemption Fee Proceeds[1]	0.02	- [2]	- [2]	-	-	-

Net asset value, end of period	$14.82	$15.06	$13.05	$12.85	$12.57	$11.33

Total return[3]	(1.59)%[4]	17.13%	14.35%	2.69%	12.53%	13.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,152	$32,124	$11,760	$386	$411	$57

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%[5]	2.04%	5.27%	1.90%	64.42%	119.14%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%	0.00%	0.69%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.55)%[5]	(0.88)%	(3.97)%	(0.90)%	(62.87)%	(117.59)%[5]
After fees waived and expenses absorbed	(0.05)%[5]	0.01%	1.30%	0.31%	0.30%	0.30%[5]
Portfolio turnover rate	35%[4]	38%	46%	233%	42%	97%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2018	For the Year Ended April 30,		For the Period November 30, 2015* through April 30,
	(Unaudited)	2018	2017	2016
Net asset value, beginning of period	$14.79	$11.58	$10.08	$10.00
Income from Investment Operations:
Net investment loss [1]	(0.04)	(0.05)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(0.71)	3.41	1.51	0.15
Net increase from payments by affiliates (Note 3)	-	-	0.01	-
Total from investment operations	(0.75)	3.36	1.50	0.14

Less Distributions:
From net investment income	-	-	-	(0.06)
From net realized gain	-	(0.15)	-	-
Total distributions	-	(0.15)	-	(0.06)

Redemption fee proceeds	-	- [2]	-	-

Net asset value, end of period	$14.04	$14.79	$11.58	$10.08

Total return[3]	(5.07)%[4]	29.18%	14.88%[6]	1.39%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,488	$2,705	$1,755	$624

Ratio of expenses to average net assets:
Before fees waived/absorbed	5.61%[5]	11.35%	19.60%	39.92%[5]
After fees waived/absorbed	1.40%[5]	1.40%	1.40%	1.40%[5]
Ratio of net investment loss to average net assets:
Before fees waived/absorbed	(4.68)%[5]	(10.33)%	(18.43)%	(38.75)%[5]
After fees waived/absorbed	(0.47)%[5]	(0.38)%	(0.23)%	(0.23)%[5]

Portfolio turnover rate	30%[4]	58%	59%	18%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Payments by affiliates had impact of 0.10% to the total return.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2018 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

At October 31, 2018, International Small Cap Growth Fund had unrealized depreciation of $(38,294) as a result of its investments in these financial instruments. The aggregate market values of these certificates for International Small Cap Growth Fund represented 1.5% of its total market value of investments at October 31, 2018.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2015-2018 for the International Growth, Emerging Markets and Global Growth and the open years ended April 30, 2016-2018 for International Small Cap Growth, and as of and during the six months ended October 31, 2018 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreement, the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until August 31, 2028, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Shares†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.65%	1.40%
Global Growth Fund	0.85%	1.40%	1.15%
International Small Cap Growth Fund	1.00%	-	1.40%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) of the Emerging Markets Fund from July 1, 2015 through April 30, 2019. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

For the six months ended October 31, 2018, the Advisor waived its advisory fees and absorbed other expenses totaling $355,332, $94,160 and $105,405 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund and Global Growth Fund during the period July 1, 2015 through April 30, 2017. Additionally, the Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund during the period May 1, 2017 through April 30, 2019. For the period May 1, 2018 through October 31, 2018, the Advisor may recoup its advisory fees waived and absorbed other expenses totaling $94,160 for the Global Growth Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2018, the amount of these potentially recoverable expenses was $45,692, $321,289, and $662,880 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2019	$45,692	$34,665	$95,316
2020	-	-	244,074
2021	-	192,464	218,085
2022	-	94,160	105,405
Total	$45,692	$321,289	$662,880

The Advisor reimbursed International Small Cap Growth Fund $1,927 for losses from a trade error during the 2017 fiscal period. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had an impact of 0.10% to the total return.

The Advisor reimbursed the Emerging Markets Fund $327 for losses from a trade error during this fiscal period. This amount is reported on the Fund’s Statements of Operations, Statement of Changes, and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended October 31, 2018 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended April 30, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended October 31, 2018, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$5,651,052,047	$46,437,192	$103,606,514	$10,225,787

Gross unrealized appreciation	$886,577,897	$4,518,076	$3,064,874	$471,120
Gross unrealized depreciation	(377,953,970)	(4,084,249)	(1,840,392)	(1,152,268)
Net unrealized appreciation (depreciation) on investments	$508,623,927	$433,827	$1,224,482	$(681,148)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Undistributed ordinary income	$13,193,102	$106,149	$10,646	$76,372
Undistributed long-term capital gains	124,603,757	-	332,851	143,338
Tax accumulated earnings	137,796,859	106,149	343,497	219,710

Accumulated capital and other losses	-	(199,133)	-	(891)
Unrealized appreciation (depreciation) on foreign currency	(24,261)	(1,261)	(116)	137
Unrealized appreciation on investments	1,018,861,190	6,369,742	3,188,226	512,271
Total accumulated earnings	$1,156,633,788	$6,275,497	$3,531,607	$731,227

The tax character of the distributions paid during the fiscal years ended April 30, 2018 and April 30, 2017, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary Income	$22,987,103	$14,000,276	$218,918	$157,545
Net long-term capital gains	516,592	44,351,581	-	-
Total distributions paid	$23,503,695	$58,351,857	$218,918	$157,545

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2018	2017	2018	2017
Ordinary Income	$55,809	$394,718	$-	$-
Net long-term capital gains	276,094	24,746	24,256	-
Total distributions paid	$331,903	$419,464	$24,256	$-

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

At April 30, 2018, the Funds had accumulated capital loss carryforwards as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund

Not subject to expiration:
Short-term	$-	$199,133	$-	$-
Long-term	-	-	-	-
Total	$-	$199,133	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2018, International Small Cap Growth Fund had qualified Late-Year Losses of $891.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended October 31, 2018 and for the year ended April 30, 2018, redemption fees were as follows:

	October 31, 2018	April 30, 2018
International Growth Fund	$14,536	$117,327
Emerging Markets Fund	463	50
Global Growth Fund	44,670	289
International Small Cap Growth Fund	-	27

Note 6 – Investment Transactions

For the six months ended October 31, 2018, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$1,208,659,575	$350,025,883
Emerging Markets Fund	24,022,867	4,639,481
Global Growth Fund	43,667,302	13,989,659
International Small Cap Growth Fund	8,895,845	1,396,370

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

For the six months ended October 31, 2018, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class shares do not pay any distribution fees.

For the six months ended October 31, 2018, for the International Growth Fund, Emerging Markets Fund and Global Growth Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2018, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$-	$278,545,688	$-	$278,545,688
Brazil	90,719,541	-	-	90,719,541
Canada	574,334,100	-	-	574,334,100
China	-	140,232,533	-	140,232,533
Denmark	-	205,522,016	-	205,522,016
France	-	560,847,615	-	560,847,615
Germany	-	220,236,208	-	220,236,208
Hong Kong	-	202,122,574	-	202,122,574
India	200,006,957	-	-	200,006,957
Ireland	546,668,539	-	-	546,668,539
Italy	-	121,845,143	-	121,845,143
Japan	-	495,353,095	-	495,353,095
Mexico	159,958,348	-	-	159,958,348
Netherlands	116,573,286	-	-	116,573,286
Spain	-	196,808,270	-	196,808,270
Sweden	-	282,134,564	-	282,134,564
Switzerland	213,460,823	357,112,802	-	570,573,625
Taiwan	216,639,686	-	-	216,639,686
United Kingdom	-	437,035,139	-	437,035,139
United States	197,375,773	-	-	197,375,773
Short-Term Investments	346,143,274	-	-	346,143,274
Total Investments	$2,661,880,327	$3,497,795,647	$-	$6,159,675,974

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$2,160,507	$-	$-	$2,160,507
Brazil	2,566,314	-	-	2,566,314
China	2,905,666	8,196,387	-	11,102,053
Czech Republic	-	699,165	-	699,165
Hong Kong	-	2,311,124	-	2,311,124
India	1,979,226	2,673,641	-	4,652,867
Indonesia	668,657	440,837	-	1,109,494
Mexico	3,359,488	-	-	3,359,488
Peru	827,453	-	-	827,453
Russia	2,066,225	-	-	2,066,225
South Africa	847,450	788,690	-	1,636,140
South Korea	-	2,325,496	-	2,325,496
Spain	-	597,898	-	597,898
Switzerland	-	1,008,472	-	1,008,472
Taiwan	3,123,400	750,568	-	3,873,968
Thailand	-	496,140	-	496,140
Turkey	-	176,301	-	176,301
United Arab Emirates	-	1,199,621	-	1,199,621
Vietnam	-	325,488	-	325,488
Short-Term Investments	4,376,805	-	-	4,376,805
Total Investments	$24,881,191	$21,989,828	$-	$46,871,019

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Argentina	$2,220,229	$-	$-	$2,220,229
Canada	4,492,370	-	-	4,492,370
China	-	606,385	-	606,385
France	-	1,642,152	-	1,642,152
Germany	-	981,735	-	981,735
Hong Kong	-	920,447	-	920,447
India	2,283,031	-	-	2,283,031
Japan	-	1,025,892	-	1,025,892
Netherlands	201,169	-	-	201,169
Sweden	-	501,577	-	501,577
Switzerland	1,652,684	-	-	1,652,684
Taiwan	2,142,477	-	-	2,142,477
United Kingdom	2,544,737	833,196	-	3,377,933
United States	41,314,974	-	-	41,314,974
Short-Term Investments	41,467,941	-	-	41,467,941
Total Investments	$98,319,612	$6,511,384	$-	$104,830,996

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks
Australia	$-	$419,029	$-	$419,029
Brazil	111,410	-	-	111,410
Canada	413,810	-	-	413,810
China	-	333,869	-	333,869
Denmark	-	187,560	-	187,560
Germany	-	794,225	-	794,225
India	-	142,611	-	142,611
Ireland	174,809	127,825	-	302,634
Italy	-	280,984	-	280,984
Japan	-	1,746,046	-	1,746,046
Jersey	111,198	-	-	111,198
Mexico	100,813	-	-	100,813
Netherlands	126,157	119,406	-	245,563
South Korea	-	487,983	-	487,983
Sweden	131,497	949,189	-	1,080,686
Switzerland	-	659,981	-	659,981
Taiwan	-	255,785	-	255,785
United Kingdom	180,022	1,116,004	-	1,296,026
United States	26,656	-	-	26,656
Equity Certificates	-	140,666	-	140,666
Short-Term Investments	407,104	-	-	407,104
Total Investments	$1,783,476	$7,761,163	$-	$9,544,639

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of derivative instruments on the Statements of Operations for the six months ended October 31, 2018, for the International Small Cap Growth Fund are as follows:

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

	Derivatives not designated as hedging instruments	Equity Certificates	Total
International Small Cap Growth Fund	Equity Contracts	$(38,294)	$(38,294)

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the six months ended October 31, 2018, the Funds did not enter into any forward contracts.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2018 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 6, 2018, to shareholders of record on December 4, 2018 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
International Growth Fund	Institutional	$0.51513	$0.01732	$0.05281
International Growth Fund	Investor	0.51513	0.01732	0.01321
Emerging Markets Fund	Institutional	0.00000	0.00000	0.08080
Emerging Markets Fund	Investor	0.00000	0.00000	0.08080
Global Growth Fund	Institutional	0.37214	0.03316	0.00000
Global Growth Fund	Investor	0.37214	0.03316	0.00000
International Small Cap Growth Fund	Institutional	0.32916	0.17261	0.00000

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to October 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Focused International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/18	10/31/18	5/1/18 – 10/31/18
Investor Class	Actual Performance	$1,000.00	$940.10	$6.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.81	6.46
Institutional Class	Actual Performance	1,000.00	941.00	4.99
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.07	5.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% and 1.02% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2018 (Unaudited)

Focused Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/18	10/31/18	5/1/18 – 10/31/18
Investor Class	Actual Performance	$1,000.00	$845.50	$-
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	-
Institutional Class	Actual Performance	1,000.00	846.00	-
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	-

*	Expenses are equal to the Fund’s annualized expense ratio of 0.00% and 0.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/18	10/31/18	5/1/18 – 10/31/18
Investor Class	Actual Performance	$1,000.00	$981.30	$6.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.16	7.11
Institutional Class	Actual Performance	1,000.00	984.10	5.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.44	5.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/18	10/31/18	5/1/18 – 10/31/18
Actual Performance	$1,000.00	$949.30	$6.88
Hypothetical (5% annual return before expenses)	1,000.00	1,018.15	7.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management

281 Brooks Street

Laguna Beach, California 92651

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 988-9801, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 988-9801. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/09/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/09/19